Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, LLC (the “Servicer”)	20 October 2025
Wheels Fleet Lease Funding 1 LLC (the “Issuer”)
1299 Zurich Way 401E
Schaumburg, Illinois 60173

Re:	Wheels Fleet Lease Funding 1 LLC
Series 2025-3 Fixed and Floating Rate Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Servicer, Issuer, Apollo Global Securities, LLC, Mizuho Securities USA LLC, Scotia Capital (USA) Inc. and PNC Capital Markets LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.	Electronic data files:
i.
Labeled “Wheels_WFLF_Pool_20250831_v1.xlsb” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Servicer, on behalf of the Issuer, indicated contains information as of 31 August 2025 (the “Cut‑off Date”) relating to a pool of leases (the “Wheels and Donlen Leases”) that are expected to be representative of the Leases and

ii.
Labeled “WDL_FLEET_CE_SERVICER_REPORT_LOAN_TAPE_2025_08_31 FINAL Upload 09.17.2025.xlsx” and the corresponding record layout and decode information, as applicable (the ”LeasePlan Data File“), that the Servicer, on behalf of the Issuer, indicated contains information as of the Cut-off Date relating to a pool of leases (the “LeasePlan Leases“) that are expected to be representative of the Leases,

b.	Imaged copies of the following items (collectively, the “Source Documents”):
i.
The master lease contract, lease amendment, lease addendum, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, fleet management services agreement, lease participation agreement, authorization letter, assignment and assumption agreement, attachment A, affirmation of agreement, notice of base funding rate change or other related documents (collectively and as applicable, the “Wheels Lease Contract”),

ii.	The memo of delivery or memo of delivery/schedule A and any corresponding addendums or other related documents (collectively and as applicable, the “Memo of Delivery”),
iii.
The master motor vehicle lease agreement, master lease agreement, administration agreement, vehicle lease and services agreement, lease amendment, lease addendum, power of attorney or other related documents (collectively and as applicable, the “Donlen Lease Contract”),

iv.	The schedule A leased equipment, memo of delivery/schedule A and any corresponding addendums or other related documents (collectively and as applicable, the “Donlen Schedule A”),
v.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Donlen Reserve Rate Changes Schedules”), that the Servicer, on behalf of the Issuer, indicated contain reserve rate change information,

vi.	Certain screen shots from the Servicer’s computerized lease servicing system or Bloomberg L.P. (collectively and as applicable, the “System Screen Shots”),
vii.
The certificate of title, certificate of title of a vehicle, title status screenshot, certificate of origin for a vehicle, certificate of origin or other related documents (collectively and as applicable, the “Title”),

viii.
The master lease agreement, vehicle lease agreement, lease agreement, amendment to master lease agreement, addendum to master lease agreement, addendum, exhibit A, assignment agreement, side letter, partial assignment of master vehicle lease agreement and services agreement and assumption of performance by assignee, letter of credit or other related documents (collectively and as applicable, the “LeasePlan Lease Contract”),

ix.
The schedule A, schedule A leased equipment, amended schedule A, supplemental schedule A, memo of delivery/schedule A and any other corresponding addendums or other related documents (collectively and as applicable, the “LeasePlan Schedule A”),

x.	Certain system screen shots and system extracts from LeasePlan’s computerized lease servicing system (the “LeasePlan System Screen Shots”), as applicable, and
xi.
Certain schedules and the corresponding record layout and decode information, as applicable (the “LeasePlan Reserve Rate Changes Schedules”), that the Servicer, on behalf of the Issuer, indicated contain reserve rate change information, that the Servicer, on behalf of the Issuer, indicated relate to the Sample Leases (as defined in Attachment A), as applicable,
c.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Wheels and Donlen Funding Description Mapping Schedules”), that the Servicer, on behalf of the Issuer, indicated contain funding description information corresponding to certain Wheels and Donlen Leases,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “LeasePlan Funding Description Mapping Schedule”), that the Servicer, on behalf of the Issuer, indicated contains funding description information corresponding to certain LeasePlan Leases,

e.	The following lists of relevant characteristics (collectively, the “Sample Characteristics”):
i.	The “Wheels Sample Characteristics” on the Data File, which is shown on Exhibit 1 to Attachment A,
ii.	The “Donlen Sample Characteristics” on the Data File, which is shown on Exhibit 2 to Attachment A, and
iii.	The “LeasePlan Sample Characteristics” on the LeasePlan Data File, which is shown on Exhibit 4 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Data File and LeasePlan Data File is collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A.  The Issuer is responsible for the Subject Matter, Data File, LeasePlan Data File, Source Documents, Wheels and Donlen Funding Description Mapping Schedules, LeasePlan Funding Description Mapping Schedule, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Wheels and Donlen Funding Description Mapping Schedules, LeasePlan Funding Description Mapping Schedule, Wheels Sample Selection Criteria, Donlen Sample Selection Criteria, LeasePlan Sample Selection Criteria (all as defined in Attachment A) or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases, Wheels and Donlen Leases or LeasePlan Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 October 2025

Attachment A Page 1 of 3
Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 150 Wheels and Donlen Leases using the following criteria (the “Wheels Sample Selection Criteria”):
a.	An Originator value of ”Wheels LT,”
b.	An OS_BOOK_VALUE greater than $0,
c.	A DIPAgingDays value of “n/a,”
d.	An AssetStatus value of “Active,”
e.	An INTEREST_RATE value not equal to “TBD” and
f.	A FUNDING_DESCRIPTION value not equal to “TBD,”
all as shown on the Data File, from the Data File (the “Wheels Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Wheels Sample Leases or the methodology, including the Wheels Sample Selection Criteria, they instructed us to use to select the Wheels Sample Leases from the Data File.

For the purpose of the procedures described in this report, the 150 Wheels Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.	For each Wheels Sample Lease, we:

a.
Compared the Wheels Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Wheels Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was found to be in agreement.

b.
Observed that the corresponding Wheels Lease Contract contained a signature in the lessee signature section of such Wheels Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Wheels Lease Contract.

c.
Observed that “Wheels LT” was the named lien holder, buyer, owner or purchaser on the corresponding Title or that the named lien holder, buyer, owner or purchaser on such Title had the word “Wheels” in its name, as applicable.

Attachment A Page 2 of 3
3.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 50 Wheels and Donlen Leases using the following criteria (the “Donlen Sample Selection Criteria”):
a.	An Originator value of ”Donlen,”
b.	An OS_BOOK_VALUE greater than $0,
c.	A DIPAgingDays value of “n/a,”
d.	An AssetStatus value of “Active,”
e.	An INTEREST_RATE value not equal to “TBD” and
f.	A FUNDING_DESCRIPTION value not equal to “TBD,”
all as shown on the Data File, from the Data File (the “Donlen Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Donlen Sample Leases or the methodology, including the Donlen Sample Selection Criteria, they instructed us to use to select the Donlen Sample Leases from the Data File.

For the purpose of the procedures described in this report, the 50 Donlen Sample Leases are referred to as Sample Lease Numbers 151 through 200.

4.	For each Donlen Sample Lease, we:

a.
Compared the Donlen Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 2 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Donlen Sample Characteristic are shown on Exhibit 2 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Donlen Lease Contract contained a signature in the lessee signature section of such Donlen Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Donlen Lease Contract.

c.
Observed that “Donlen Trust” was the named owner or security interest holder/lessor on the corresponding Title or that the named owner or security interest holder/lessor on such Title had the word “Donlen” in its name, as applicable.

Attachment A Page 3 of 3
5.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 50 LeasePlan Leases using the following criteria (the “LeasePlan Sample Selection Criteria”):
a.	A SV_SECURITIZATION_VALUE greater than $500,
b.	A LL_DEPRECIATION_RATE value not equal to 0,
c.	A LL_CAP_COST_AMT value not equal to 0 and
d.	A FLEETCO_GROUP_NAME value not equal to “LEASEPLAN SYSTEMS - AR ONLY,”
all as shown on the LeasePlan Data File, from the LeasePlan Data File (the “LeasePlan Sample Leases,” collectively with the Wheels Sample Leases and Donlen Sample Leases, the “Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of LeasePlan Sample Leases or the methodology, including the LeasePlan Selection Criteria, they instructed us to use to select the LeasePlan Sample Leases from the LeasePlan Data File.

For the purpose of the procedures described in this report, the 50 LeasePlan Sample Leases are referred to as Sample Lease Numbers 201 through 250.

6.	For each LeasePlan Sample Lease, we:

a.
Compared the LeasePlan Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the LeasePlan Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 4 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each LeasePlan Sample Characteristic are shown on Exhibit 4 to Attachment A.  Except for the information shown on Exhibit 5 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding LeasePlan Lease Contract contained a signature in the lessee signature section of such LeasePlan Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any LeasePlan Lease Contract.

c.
Observed that “Lease Plan USA LT” was the named lien holder, owner, purchaser, buyer, distributor or dealer on the corresponding Title or that the named lien holder, owner, purchaser, buyer, distributor or dealer on such Title had the words “Lease Plan” or “LeasePlan” in its name (except for Sample Lease Number 233), as applicable.

The Servicer, on behalf of the Issuer, instructed us not to perform the procedure in the preceding paragraph for Sample Lease Number 233.  The Servicer, on behalf of the Issuer, indicated that they were unable to provide the corresponding Title for Sample Lease Number 233.

Exhibit 1 to Attachment A Page 1 of 3
Wheels Sample Characteristics and Source Documents

Wheels Sample Characteristic	Data File Field Name	Source Document(s)

VIN	VIN	Title or Memo of Delivery
Lessee name	RELATIONSHIP	(a) Wheels Lease Contract or (b) Wheels Lease Contract and System Screen Shots
Funding description	FUNDING_DESCRIPTION	(a) Wheels Lease Contract or (b) Wheels Lease Contract and System Screen Shots
Reserve factor	RESERVE_RATE	Memo of Delivery or System Screen Shots
Make	MAKE	Memo of Delivery
Model	MODEL	Memo of Delivery
Original stipulated cost	STIPULATED_COST_AMT	Memo of Delivery or System Screen Shots

Notes:

i.	The VIN Wheels Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name and model Wheels Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.	For the purpose of comparing the lessee name Wheels Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Wheels Lease Contract as the Source Document or
(b)	Wheels Lease Contract and System Screen Shots, showing any customer hierarchy or relationship information, as applicable, as the Source Documents.

Exhibit 1 to Attachment A Page 2 of 3
iv.	For the purpose of comparing the funding description Wheels Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to use the Wheels Lease Contract as the Source Document and to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown on the Data File, and
(b)	Use the funding description, as shown in the Wheels Lease Contract:
(1)	In accordance with the decode information shown on the Wheels and Donlen Funding Description Mapping Schedules,
(2)
That corresponds to the lease type, vehicle type (as applicable), delivery date (as applicable), fleet ID (as applicable), remaining term (as applicable), reserve factor (as applicable), original term (as applicable) and model (as applicable), all as shown on the Data File, and/or

(3)	That corresponds to the unit type (as applicable), as shown in the System Screen Shots.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the reserve factor and original stipulated cost Wheels Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

vi.
For the purpose of comparing the reserve factor Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 1, 2, 5, 31, 48, 52, 82, 107 and 132), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Lease Numbers 1, 2, 5, 31, 48, 52, 82, 107 and 132, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

vii.	For the purpose of comparing the reserve factor Wheels Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.0001% or less.

Exhibit 1 to Attachment A Page 3 of 3
viii.
For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 5, 7, 9, 14, 17, 19, 22, 24, 27, 28, 29, 36, 38, 39, 47, 50, 51, 52, 56, 61, 65, 66, 76, 78, 81, 86, 88, 90, 93, 104, 105, 108, 109, 116, 127, 129, 130, 131, 132 and 137), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for Sample Lease Numbers 5, 7, 9, 14, 17, 19, 22, 24, 27, 28, 29, 36, 38, 39, 47, 50, 51, 52, 56, 61, 65, 66, 76, 78, 81, 86, 88, 90, 93, 104, 105, 108, 109, 116, 127, 129, 130, 131, 132 and 137, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A Page 1 of 3
Donlen Sample Characteristics and Source Documents

Donlen Sample Characteristic	Data File Field Name	Source Document(s)

VIN	VIN	Title or Donlen Schedule A
Lessee name	RELATIONSHIP	(a) Donlen Lease Contract or (b) Donlen Lease Contract and System Screen Shots
Funding description	FUNDING_DESCRIPTION	Donlen Schedule A or System Screen Shots
Reserve factor	RESERVE_RATE	Donlen Schedule A or Donlen Reserve Rate Changes Schedules
Make	MAKE	Donlen Schedule A
Model	MODEL	Donlen Schedule A
Original stipulated cost	STIPULATED_COST_AMT	Donlen Schedule A or System Screen Shots

Notes:

i.	The VIN Donlen Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name, make and model Donlen Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.	For the purpose of comparing the lessee name Donlen Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Donlen Lease Contract as the Source Document or
(b)	Donlen Lease Contract and System Screen Shots, showing any customer hierarchy or relationship information, as applicable, as the Source Documents.

Exhibit 2 to Attachment A Page 2 of 3
iv.	For the purpose of comparing the funding description Donlen Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the Donlen Schedule A, as applicable,
(b)
Use the funding description, as shown in the Donlen Schedule A and/or the System Screen Shots, as applicable, in accordance with the decode information shown on the Wheels and Donlen Funding Description Mapping Schedules and

(c)
Ignore the first two letters in the rate name corresponding to the Donlen commercial paper Donlen Schedule A description, both as shown on the Wheels and Donlen Funding Description Mapping Schedules, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the funding description Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 151, 156, 158, 159, 161, 163, 164, 165, 166, 170, 172, 173, 174, 175, 181, 183, 185, 186, 187, 188, 189, 190, 191, 192, 193, 194, 195, 196, 197, 198, 199 and 200), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Numbers 151, 156, 158, 159, 161, 163, 164, 165, 166, 170, 172, 173, 174, 175, 181, 183, 185, 186, 187, 188, 189, 190, 191, 192, 193, 194, 195, 196, 197, 198, 199 and 200, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the funding description and original stipulated cost Donlen Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

Exhibit 2 to Attachment A Page 3 of 3
vi.
For the purpose of comparing the reserve factor Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 151, 164, 170, 173 and 185), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 151, 164, 170, 173 and 185, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Donlen Reserve Rate Changes Schedules as the Source Document and
(b)	Reserve rate with the latest depreciation date (Dep_dt), as shown on the Donlen Reserve Rate Changes Schedules, that was on or before the Cut‑off Date.

vii.
For the purpose of comparing the original stipulated cost Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 189, 191, 192, 193, 194, 195, 196 and 197), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the original stipulated cost Donlen Sample Characteristic for Sample Lease Numbers 189, 191, 192, 193, 194, 195, 196 and 197, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 3 to Attachment A
Donlen Sample Characteristic Differences

Sample Lease Number	Donlen Sample Characteristic	Data File Value	Source Document Value

158	Reserve factor	1.49	<unable to determine>

161	Reserve factor	1.44	<unable to determine>

172	Reserve factor	1.32	<unable to determine>

192	Reserve factor	1.93	2.7371

194	Reserve factor	2.25	2.1265

195	Reserve factor	1.67	1.6081

200	Reserve factor	1.27	1.2318

Exhibit 4 to Attachment A Page 1 of 3
LeasePlan Sample Characteristics and Source Documents

LeasePlan Sample Characteristic	LeasePlan Data File Field Name(s)	Source Document(s)

VIN	VIN	Title or LeasePlan Schedule A
Lessee name	OBLIGOR_NAME	(a) (b)	LeasePlan Lease Contract or LeasePlan Lease Contract and LeasePlan System Screen Shots
Funding description	(a) BASE_RATE_NAME and SPREAD_RATE or (b) BASE_RATE_NAME	LeasePlan Schedule A
Reserve factor	LL_DEPRECIATION_RATE	LeasePlan Schedule A or LeasePlan Reserve Rate Changes Schedules
Make	MAKE	LeasePlan Schedule A
Model	MODEL_DESC	LeasePlan Schedule A
Original stipulated cost	LL_CAP_COST_AMT	LeasePlan Schedule A or LeasePlan System Screen Shots

Notes:

i.	The VIN LeasePlan Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name and model LeasePlan Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.	For the purpose of comparing the lessee name LeasePlan Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	LeasePlan Lease Contract as the Source Document or
(b)	LeasePlan Lease Contract and LeasePlan System Screen Shots, showing any customer hierarchy or relationship information, as applicable, as the Source Documents.

Exhibit 4 to Attachment A Page 2 of 3
iv.
For the purpose of comparing the funding description LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for LeasePlan Sample Leases described in the succeeding paragraph(s) of this note), the Servicer, on behalf of the Issuer, instructed us to compare the BASE_RATE_NAME and SPREAD_RATE, both as shown on the LeasePlan Data File, to the corresponding LeasePlan Schedule A Source Document.

For the purpose of comparing the funding description LeasePlan Sample Characteristic for any LeasePlan Sample Leases with a fleet group name (FLEETCO_GROUP_NAME) value of “WHEELS SYSTEMS,” as shown on the LeasePlan Data File, the Servicer, on behalf of the Issuer, instructed us to compare only the BASE_RATE_NAME, as shown on the LeasePlan Data File, to the corresponding LeasePlan Schedule A Source Document.

v.	For the purpose of comparing the funding description LeasePlan Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the LeasePlan Schedule A, as applicable, and
(b)	Use the funding description, as shown in the LeasePlan Schedule A, in accordance with the decode information shown on the LeasePlan Funding Description Mapping Schedule, as applicable.

vi.	For the purpose of comparing the reserve factor LeasePlan Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.0001% or less.

vii.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to only compare the reserve factor LeasePlan Sample Characteristic if the LeasePlan Sample Lease had a lease type (LL_TYPE) value of “OPEN END,” as shown on the LeasePlan Data File.

viii.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Numbers 212, 214, 215, 219, 230 and 231), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for Sample Lease Numbers 212, 214, 215, 219, 230 and 231, the Servicer, on behalf of the Issuer, instructed us to use the:

(a)	LeasePlan Reserve Rate Changes Schedules as the Source Document and
(b)	Reserve rate with the latest depreciation date (Dep_dt), as shown on the LeasePlan Reserve Rate Changes Schedules, that was on or before the Cut‑off Date.

Exhibit 4 to Attachment A Page 3 of 3
ix.
For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Number 218), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for Sample Lease Number 218, the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 5 to Attachment A
LeasePlan Sample Characteristic Differences

Sample Lease Number	LeasePlan Sample Characteristic	LeasePlan Data File Field Name	LeasePlan Data File Value	Source Document Value

213	Funding description	BASE_RATE_NAME	1 MO TERM SOFR + SPREAD	<unable to determine>
		SPREAD_RATE	0.0065	<unable to determine>

221	Funding description	BASE_RATE_NAME	D_COMPAPER+ 0.00000000000	LP_SF1 +0.01